Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Revenue from Contract with Customer [Abstract]
Contract assets, opening balance	$ 109.2
Contract liability, beginning balance	48.1
Performance obligations satisfied during the reporting period	133.0
Amortization of revenue	(22.1)
Unbilled demobilization revenue	16.9
Unbilled variable rate revenue	(2.6)
Performance obligations to be satisfied over time	16.9
Unbilled mobilization revenue	0.6
Cash received, excluding amounts recognized as revenue	37.3
Invoices issued against the contract asset balance	(106.7)
Contract assets, closing balance	150.4
Contract liability, closing balance	$ 80.2